Sale Leaseback (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Sale Leaseback Transaction [Line Items]
Long term payable - sale leaseback as of June 30, 2018	$ 4,219,310	$ 1,371,359
Lease Term of 23 [Member]
Sale Leaseback Transaction [Line Items]
Total lease payment	2,858,785
Less: imputed interest and principal	(1,034,176)
Total sale leaseback obligation as of June 30, 2018	1,824,609
Less: current portion of sale leaseback obligation	(951,970)
Long term payable - sale leaseback as of June 30, 2018	872,639
Lease Term of 32 [Member]
Sale Leaseback Transaction [Line Items]
Total lease payment	6,012,612
Less: imputed interest and principal	(657,939)
Total sale leaseback obligation as of June 30, 2018	5,354,673
Less: current portion of sale leaseback obligation	(2,008,002)
Long term payable - sale leaseback as of June 30, 2018	$ 3,346,671